LOANS AND PAYMENT PLAN RECEIVABLES, Loans Serviced for Others (Details) (USD $)	12 Months Ended
	Dec. 31, 2014 Quater	Dec. 31, 2013	Dec. 31, 2012
Mortgage loans serviced for others [Abstract]
Mortgage loans serviced	$ 1,662,800,000	$ 1,734,285,000
Custodial Escrow Balances	20,900,000	20,300,000
Maximum number of consecutive quarterly losses recorded for profitability requirement	4
Percentage of decline in net worth during the period (in hundredths)	30.00%
Maximum percentage of decline in net worth for one consecutive quarter (in hundredths)	25.00%
Maximum percentage of decline in net worth for two consecutive quarters (in hundredths)	40.00%
Highest level of capital, Amount	2,500,000
Highest level of capital (in hundredths)	0.25%
Analysis of capitalized mortgage loan servicing rights [Abstract]
Balance at beginning of year	13,710,000	11,013,000	11,229,000
Originated servicing rights capitalized	1,823,000	3,210,000	4,006,000
Amortization	(2,509,000)	(3,745,000)	(4,679,000)
Change in valuation allowance	(918,000)	3,232,000	457,000
Balance at end of year	12,106,000	13,710,000	11,013,000
Valuation allowance	3,773,000	2,855,000	6,087,000
Loans sold and serviced that have had servicing rights capitalized	1,661,269,000	1,732,476,000	1,751,960,000
Fannie Mae [Member]
Mortgage loans serviced for others [Abstract]
Mortgage loans serviced	913,863,000	981,031,000
Freddie Mac [Member]
Mortgage loans serviced for others [Abstract]
Mortgage loans serviced	748,833,000	753,143,000
Other [Member]
Mortgage loans serviced for others [Abstract]
Mortgage loans serviced	$ 104,000	$ 111,000